Net Earnings (Loss) per Share (Tables)	12 Months Ended
Apr. 27, 2019
Reconciliation of Basic and Diluted Income (loss) Per Share
The following is a reconciliation of the Company’s basic and diluted income (loss) per share calculation:

	Fiscal 2019	Fiscal 2018	Fiscal 2017
Numerator for basic income (loss) per share:
Net income (loss)	$3,769	(125,480)	22,023
Less allocation of dividends to participating securities	(95)	(80)	(576)
Less allocation of undistributed earnings to participating securities	—	—	—
Net income (loss) available to common shareholders	$3,674	(125,560)	21,447
Numerator for diluted income (loss) per share:
Net income (loss) available to common shareholders	$3,674	(125,560)	21,447
Allocation of undistributed earnings to participating securities	—	—	—
Less diluted allocation of undistributed earnings to participating securities	—	—	—
Net income (loss) available to common shareholders	$3,674	(125,560)	21,447
Denominator for basic income (loss) per share:
Basic weighted average common shares	72,919	72,588	72,188
Denominator for diluted income (loss) per share:
Basic weighted average shares	72,919	72,588	72,188
Average dilutive options	—	—	63
Average dilutive non-participating securities	205	—	77
Diluted weighted average common shares	73,124	72,588	72,328
Income (loss) per common share:
Basic	$0.05	(1.73)	0.30
Diluted	$0.05	(1.73)	0.30